Note 17 - Right-of-use Assets (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of quantitative information about right-of-use assets [text block]
	Land and Buildings	Machinery and Equipment	Other	Total
At December 31, 2018	$—	$—	$—	$—
Initial adoption of IFRS 16 (Note 3)	2,624	1,036	22	3,682
Additions	571	14,132	—	14,703
Remeasurements	1,686	232	—	1,918
Depreciation and amortization	(674)	(1,286)	(7)	(1,967)
Impairment (Note 18)	—	(6,302)	—	(6,302)
At December 31, 2019	$4,207	$7,812	$15	$12,034